Retirement benefits - Status of the defined benefit pension plans and other retirement benefits plans, in the aggregate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Net defined benefit liability	$ (215)
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	262
Net defined benefit (liability) asset	118	$ 262
Retirement assets	29	5
Impact of minimum funding requirement3	(2)	0
Net defined benefit asset	27	5
Net defined benefit liability	(145)	(267)
Net defined benefit (liability) asset	118	262
Defined benefit pension plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	1,443	1,277
Norbord Acquisition (note 3)	(165)	0
Service cost	68	59
Finance cost on obligation	(43)	(38)
Benefits paid	(54)	(38)
Actuarial (gain) loss due to change in financial assumptions	(101)	47
Actuarial (gain) loss due to demography/experience	(2)	(1)
Settlement	(215)	1
Foreign exchange1	8	60
Net defined benefit (liability) asset	1,355	1,443
Net defined benefit (liability) asset	1,355	1,443
Defined benefit pension plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	(1,181)	(1,067)
Norbord Acquisition (note 3)	155	0
Finance cost on obligation	36	31
Actual return on plan assets, net of finance income	96	38
Employer contributions	46	35
Benefits paid	54	38
Settlement	(227)	0
Foreign exchange1	9	48
Other	(3)	0
Net defined benefit (liability) asset	(1,239)	(1,181)
Net defined benefit (liability) asset	(1,239)	(1,181)
Other retirement benefit plans
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	28
Net defined benefit (liability) asset	23	28
Retirement assets	0	0
Impact of minimum funding requirement3	0	0
Net defined benefit asset	0	0
Net defined benefit liability	(23)	(28)
Net defined benefit (liability) asset	23	28
Other retirement benefit plans | Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	28	27
Norbord Acquisition (note 3)	(1)	0
Service cost	0	0
Finance cost on obligation	(1)	(1)
Benefits paid	(1)	(1)
Actuarial (gain) loss due to change in financial assumptions	(2)	1
Actuarial (gain) loss due to demography/experience	(4)	0
Settlement	0	0
Foreign exchange1	0	0
Net defined benefit (liability) asset	23	28
Net defined benefit (liability) asset	23	28
Other retirement benefit plans | Plan assets
Disclosure of defined benefit plans [line items]
Net defined benefit (liability) asset	0	0
Norbord Acquisition (note 3)	0	0
Finance cost on obligation	0	0
Actual return on plan assets, net of finance income	0	0
Employer contributions	1	1
Benefits paid	1	1
Settlement	0	0
Foreign exchange1	0	0
Other	0	0
Net defined benefit (liability) asset	0	0
Net defined benefit (liability) asset	$ 0	$ 0